UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kadem Capital Management, Inc., attn: Kenneth B. Lissak
Address:  767 Third Avenue, 38th Floor
          New York, NY 10017

Form 13F File Number: 28-05407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth B. Lissak
Title: Chairman
Phone: (212) 752-8800

Signature, Place, and Date of Signing:

 /s/ Kenneth B. Lissak         New York, New York           May 15, 2001
 ---------------------         ------------------           ------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           Two*

Form 13F Information Table Entry Total:      47

Form 13F Information Table Value Total:      $149,272,231

List of Other Included Managers:

No.            Name
---            ----
(1)       Kenneth B. Lissak
(2)       Adam D. Sender

* Messrs. Lissak and Sender are the Investment Managers of a single investment advisory firm, Kadem Capital Management, Inc., which has investment discretion over the investment portfolios reported herein.

                                                                                                 IN-
                                                                                                 VEST-
                                                                                                 MENT
                                                                                                 DIS-   OTHER           VOTING
                                 TITLE OF        CUSIP           MARKET   SHARES OR   SH   PUT/  CRE-   MANA-          AUTHORITY
NAME OF ISSUER                    CLASS         NUMBER            VALUE     PRN AMT   PRN  CALL  TION   GERS     SOLE   SHARED  NONE
--------------                    -----         ------            -----     -------   ---  ----  ----   ----     ----   ------  ----
Agere Systems                      COM       00845V100     2,363,850.00     382,500   SH         OTHER  (1),(2)  Sole
Amazon Com., Inc.                  COM        23135106     5,011,677.00     489,900   SH         OTHER  (1),(2)  Sole
Applied Materials, Inc.            COM        38222105       217,500.00       5,000   SH         OTHER  (1),(2)  Sole
Applied Micro Circuits             COM       03822W109     3,168,000.00     192,000   SH         OTHER  (1),(2)  Sole
Ariba Inc.                         COM       04033V104       395,312.50      50,000   SH         OTHER  (1),(2)  Sole
Broadband Holders Trust          DEP RCPT    11130P104     1,826,250.00      75,000   SH         OTHER  (1),(2)  Sole
Broadband Holders Trust          DEP RCPT    11130P104        18,000.00         600        CALL  OTHER  (1),(2)  Sole
Broadcom Corp.                     COM       111320107     6,586,310.00     227,900   SH         OTHER  (1),(2)  Sole
Brocade Communications Sys.        COM       111621108     5,682,080.00     272,000   SH         OTHER  (1),(2)  Sole
Ciena Corp.                        COM       171779101     5,740,625.00     137,500   SH         OTHER  (1),(2)  Sole
Cisco Corp.                        COM      172775R102     8,744,312.50     553,000   SH         OTHER  (1),(2)  Sole
Compaq                             COM        20449310        91,000.00       5,000   SH         OTHER  (1),(2)  Sole
Corning, Inc.                      COM       219350105    12,827,800.00     620,000   SH         OTHER  (1),(2)  Sole
Corning, Inc.                      COM       219350905        21,250.00         950        CALL  OTHER  (1),(2)  Sole
Corvis Corp.                       COM       221009103     3,269,531.25     465,000   SH         OTHER  (1),(2)  Sole
Dell Computer                      COM       247025109       128,437.50       5,000   SH         OTHER  (1),(2)  Sole
EMC Corp.                          COM       268648102     3,087,000.00     105,000   SH         OTHER  (1),(2)  Sole
I2 TECHNOLOGIES INC                COM       465754109     5,824,650.00     401,700   SH         OTHER  (1),(2)  Sole
Intel Corp.                        COM       458140100       131,562.50       5,000   SH         OTHER  (1),(2)  Sole
JDS Uniphase Corp.                 COM       46612J101     9,919,375.00     538,000   SH         OTHER  (1),(2)  Sole
Juniper Networks                   COM       48203R104     6,453,200.00     170,000   SH         OTHER  (1),(2)  Sole
Level 3 Communications, Inc.       COM       52729N100     1,442,125.00      83,000   SH         OTHER  (1),(2)  Sole
Lucent Technologies                COM       549463107     2,293,100.00     230,000   SH         OTHER  (1),(2)  Sole
Lucent Technologies                COM       549463907         4,375.00         350        CALL  OTHER  (1),(2)  Sole
ML B2B Internet Holders Trust      COM        56033103       588,000.00     100,000   SH         OTHER  (1),(2)  Sole
Medimmune, Inc.                    COM       584699102        96,862.50       2,700   SH         OTHER  (1),(2)  Sole
Mirage Resorts, Inc.               COM       60462E108       887,500.00      25,000   SH         OTHER  (1),(2)  Sole
Mirage Resorts, Inc.               COM       60462E108         5,250.00         150        CALL  OTHER  (1),(2)  Sole
Nasdaq 100 Shares                  UNIT      631100104     5,543,640.00     141,600   SH         OTHER  (1),(2)  Sole
Nasdaq 100 Shares                  UNIT      631100104       198,600.00       4,800        CALL  OTHER  (1),(2)  Sole
Network Appliance, Inc.            COM       64120L101     2,911,925.00     173,200   SH         OTHER  (1),(2)  Sole
Nextel Communications              COM       65332V103       575,000.00      40,000   SH         OTHER  (1),(2)  Sole
Nokia Corp.-Spon ADR               ADR       654902204     2,400,000.00     100,000   SH         OTHER  (1),(2)  Sole
Northern Telecom                   COM       293848107     6,744,000.00     480,000   SH         OTHER  (1),(2)  Sole
Oracle                             COM       68389X105     1,947,400.00     130,000   SH         OTHER  (1),(2)  Sole
PMC-Sierra, Inc.                   COM       69344F106     2,535,850.00     102,500   SH         OTHER  (1),(2)  Sole
Palm Inc.                          COM       696642107     6,036,528.12     718,100   SH         OTHER  (1),(2)  Sole
Qlogic Corp.                       COM       747277101     4,207,500.00     187,000   SH         OTHER  (1),(2)  Sole
Qualcomm, Inc.                     COM       747525103     2,887,875.00      51,000   SH         OTHER  (1),(2)  Sole
Semi Conductor                     COM             N/A        37,500.00         750        CALL  OTHER  (1),(2)  Sole
Siebel Systems, Inc.               COM       826170102     1,931,200.00      71,000   SH         OTHER  (1),(2)  Sole
Sun Microsystems, Inc.             COM       866810104    11,412,225.00     742,500   SH         OTHER  (1),(2)  Sole
Sun Microsystems, Inc.             COM       866810904        14,000.00         800        CALL  OTHER  (1),(2)  Sole
Veritas Software Co.               COM       923436109       510,027.20      11,030   SH         OTHER  (1),(2)  Sole
Yahoo                              COM       984332106    12,548,025.00     796,700   SH         OTHER  (1),(2)  Sole
Yahoo                              COM       984332906         6,000.00         400        CALL  OTHER  (1),(2)  Sole
 TOTAL                                                  $149,272,231.07